UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   SEPTEMBER 30, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.)   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        NEWPORT PACIFIC MANAGEMENT,INC.
Address:     580 CALIFORNIA STREET, #1960
             SAN FRANCISCO, CA 94104

Form 13F File Number: 28-10087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jean S. Loewenberg
Title:  Secretary
Phone:  617.772.3737

Signature, Place, and Date of Signing:



Jean S. Loewenberg                Boston, MA                 November 14, 2002
------------------------     ---------------------------   --------------------
   (Signature)                   (City, State)                      Date



Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings of this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

File Numbers will be assigned to Institutional Investment Managers after they file their first report.

List of Other Managers Reporting for this Manager:

        FORM 13F FILE NUMBER            NAME

        28-417                          Colonial Management Associates, Inc.
        28-01823                        Stein Roe & Farnham Incorporated.


Name and 13f file number of ALL Institutional Investment Managers with respect to which this Schedule is filed (other than the one filing this report).
(List in alphabetical order.)

List of Other Included Managers:

No.     13F File Number         Name
1       28-452                  FleetBoston Financial Corporation
2       28-453                  Fleet National Bank

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2
Form 13F Information Table Entry Total:         87
Form 13F Information Table Value Total ($000):  $31,653


List of Other Included Managers:

No.     13F File Number         Name
1       28-452                  FleetBoston Financial Corporation
2       28-453                  Fleet National Bank

FORM 13F REPORT
Item 1                     Item 2    Item 3    Item 4    Item 5     Item 6         Item 7            Item 8

                                                         Shares or
Name of Issuer             Class    Number     Value     Amount     Discretion     Managers(a)Sole   (b)Shared (c)None
AFLAC INC                     COM   001055102     205.62     6,700  Defined        1,2                            6,700
ALCOA INC                     COM   013817101     144.75     7,500  Defined        1,2                            7,500
AMERICA MOVIL                 COM   02364W105      37.45     3,100  Defined        1,2      3,100
AOL TIME WARNER               COM   00184A105      85.41     7,300  Defined        1,2                            7,300
ASTRAZENECA ADR               COM   046353108      64.20     2,100  Defined        1,2      2,100
ASUSTEK GDR                   COM   04648R209      64.12    28,000  Defined        1,2     28,000
AVENTIS ADR                   COM   053561106      63.06     1,200  Defined        1,2      1,200
BAXTER INTERNAT               COM   071813109     146.64     4,800  Defined        1,2                            4,800
BEA SYSTEMS INC               COM   073325102      36.26     7,000  Defined        1,2                            7,000
BELLSOUTH CORP                COM   079860102      56.92     3,100  Defined        1,2                            3,100
BIOMET INC                    COM   090613100      79.89     3,000  Defined        1,2                            3,000
BP AMOCO ADR                  COM   055622104     161.28     4,042  Defined        1,2      4,042
CALPINE CORPORA               COM   131347106      18.03     7,300  Defined        1,2                            7,300
CANON INC ADR                 COM   138006309     229.46     7,200  Defined        1,2      7,200
CEDAR FAIR                    COM   150185106      91.18     3,900  Defined        1,2                            3,900
CHECK POINT SOF               COM   IL0010824     208.85    15,200  Defined        1,2     15,200
CISCO SYSTEMS I               COM   17275R102      95.37     9,100  Defined        1,2                            9,100
CITIGROUP INC                 COM   172967101     254.99     8,600  Defined        1,2                            8,600
DELL COMPUTER C               COM   247025109      84.64     3,600  Defined        1,2                            3,600
DIAGEO PLC-ADR                COM   25243Q205     264.52     5,300  Defined        1,2      5,300
DR. REDDY -ADR                COM   256135203   5,972.97   354,900  Defined        1,2    354,900
DUKE ENERGY COR               COM   264399106      64.52     3,300  Defined        1,2                            3,300
EBAY INC                      COM   278642103      79.22     1,500  Defined        1,2                            1,500
ECHOSTAR COMM-A               COM   278762109      39.79     2,300  Defined        1,2                            2,300
EMBRAER AIRCRAF               COM   29081M102      38.93     2,927  Defined        1,2      2,927
FISERV INC                    COM   337738108      70.20     2,500  Defined        1,2                            2,500
FOMENTO ECONOMI               COM   344419106     141.96     4,200  Defined        1,2      4,200
GENENTECH INC                 COM   368710406     163.15     5,000  Defined        1,2                            5,000
GENERAL ELECTRI               COM   369604103     202.13     8,200  Defined        1,2                            8,200
GENTEX CORP                   COM   371901109     171.30     6,300  Defined        1,2                            6,300
GLAXOSMITHKLINE               COM   37733W105   1,461.84    38,039  Defined        1,2     38,039
GLOBAL SANTA FE               COM   KYG3930E1     129.63     5,800  Defined        1,2                            5,800
GOLDMAN SACHS G               COM   38141G104     237.71     3,600  Defined        1,2                            3,600
HDFC BANK ADR                 COM   40415F101     336.30    23,700  Defined        1,2     23,700
HEINEKEN ADR                  COM   423012202     205.64     5,300  Defined        1,2      5,300
HISPANIC BRODCA               COM   43357B104     147.34     7,900  Defined        1,2                            7,900
HOME DEPOT INC                COM   437076102      62.64     2,400  Defined        1,2                            2,400
HONDA MOTOR-ADR               COM   438128308      79.48     4,000  Defined        1,2      4,000
HOUSEHOLD INTER               COM   441815107     169.86     6,000  Defined        1,2                            6,000
INFOSYS TECHNOL               COM   456788108     130.08     2,400  Defined        1,2      2,400
INTUIT INC                    COM   461202103     227.65     5,000  Defined        1,2                            5,000
JOHNSON & JOHNS               COM   478160104     427.23     7,900  Defined        1,2                            7,900
KINDER MORGAN I               COM   49455P101     251.70     7,100  Defined        1,2                            7,100
KOHLS CORP                    COM   500255104     109.46     1,800  Defined        1,2                            1,800
KOOKMIN ADR                   COM   50049M109      93.89     2,650  Defined        1,2      2,650
KT CORP-SP ADR                COM   48268K101   5,550.86   250,264  Defined        1,2    250,264
MATTEL INC                    COM   577081102     327.78    18,200  Defined        1,2                            18,200
MAXIM INTEGRATE               COM   57772K101      99.04     4,000  Defined        1,2                             4,000
MBNA CORP                     COM   55262L100     165.42     9,000  Defined        1,2                             9,000
MCDONALD'S CORP               COM   580135101     169.54     9,600  Defined        1,2                             9,600
MICRON TECHNOLO               COM   595112103      44.53     3,600  Defined        1,2                             3,600
MICROSOFT CORP                COM   594918104     323.68     7,400  Defined        1,2                             7,400
MINERALS TECHNO               COM   603158106     126.04     3,400  Defined        1,2                             3,400
MOBILE TELESYST               COM   607409109      30.20     1,000  Defined        1,2      1,000
MOODY'S CORPORA               COM   615369105     106.70     2,200  Defined        1,2                             2,200
NETWORK APPLIAN               COM   64120L104      50.58     6,900  Defined        1,2                             6,900
NOKIA CORP -SPO               COM   654902204     785.06    59,250  Defined        1,2     59,250
NOVARTIS ADR                  COM   66987V109     158.92     4,000  Defined        1,2      4,000
NTT DOCOMO ADR                COM   62942M201      90.62     5,250  Defined        1,2      5,250
PAYCHEX INC                   COM   704326107     111.64     4,600  Defined        1,2                             4,600
PROVIDIAN FINAN               COM   74406A102      58.31    11,900  Defined        1,2                            11,900
RATIONAL SOFTWA               COM   75409P202      41.04     9,500  Defined        1,2                             9,500
SAFEWAY INC                   COM   786514208     202.93     9,100  Defined        1,2                             9,100
SCHERING ADR                  COM   806585204     124.80     2,600  Defined        1,2      2,600
SEVEN-ELEV ADR                COM   817828205     140.28     4,200  Defined        1,2      4,200
SK TELECOM CO L               COM   78440P108   2,342.73   110,350  Defined        1,2    110,350
SLM CORP                      COM   78442P106     176.97     1,900  Defined        1,2                             1,900
SOUTHTRUST CORP               COM   844730101      36.38     1,500  Defined        1,2                             1,500
SOUTHWEST AIRLI               COM   844741108      88.81     6,800  Defined        1,2                             6,800
TAIWAN SEMICOND               COM   874039100     847.01   133,388  Defined        1,2    133,388
TELEFONOS DE ME               COM   879403780     154.83     5,500  Defined        1,2      2,400
TEVA PHARMACEUT               COM   881624209   3,932.90    58,700  Defined        1,2     58,700
TEXAS REGIONAL                COM   882673106     217.69     6,500  Defined        1,2                             6,500
THE WALT DISNEY               COM   254687106     102.95     6,800  Defined        1,2                             6,800
TIFFANY & CO                  COM   886547108      66.43     3,100  Defined        1,2                             3,100
TRAVELER PROP-A               COM   89420G109       4.90       371  Defined        1,2                               371
TRAVELER PROP-B               COM   89420G406      10.32       763  Defined        1,2                               763
UNILEVER ADR                  COM   904767704     185.90     5,100  Defined        1,2      5,100
VERITAS SOFTWAR               COM   923436109      39.61     2,700  Defined        1,2                             2,700
VIACOM INC-CL A               COM   925524100     186.53     4,600  Defined        1,2                             4,600
VINA CONCHA Y T               COM   927191106      45.47     1,600  Defined        1,2      1,600
VODAFONE GROUP                COM   92857W100     130.10    10,140  Defined        1,2     10,140
VULCAN MATERIAL               COM   929160109      97.63     2,700  Defined        1,2                             2,700
WALGREEN CO                   COM   931422109     353.74    11,500  Defined        1,2                            11,500
WELLS FARGO & C               COM   949746101     298.59     6,200  Defined        1,2                             6,200
WIMM-BILL-DANN                COM   97263M109      30.78     1,800  Defined        1,2      1,800
WYETH                         COM   983024100     187.62     5,900  Defined        1,2                             5,900
